CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	[1]	$ 186	$ 29	[2]
Accounts receivable (net of allowance for doubtful accounts of $4 each)	[1]	411	247	[2]
Accounts receivable from affiliates		9	243
Inventories	[1]	431	426	[2]
Prepaid expenses		11	11
Other current assets		73	59
Current assets of discontinued operations			84
Total current assets		1,121	1,099
Property, plant and equipment, net	[1]	1,264	1,178	[2]
Intangible assets, net	[1]	21	23	[2]
Investment in unconsolidated affiliates		77	85
Deferred income taxes		200	142
Notes receivable from affiliates			57
Other noncurrent assets		41	35	[2]
Noncurrent assets of discontinued operations			42
Total assets		2,724	2,661
Current liabilities:
Accounts payable	[1]	319	297	[2]
Accounts payable to affiliates		15	695
Accrued liabilities	[1]	213	146	[2]
Current portion of debt	[1]	4	10	[2]
Current liabilities of discontinued operations			27
Total current liabilities		551	1,175
Long-term debt		747	13
Long-term debt to affiliates			882
Deferred income taxes		9	12
Other noncurrent liabilities		328	324
Noncurrent payable to affiliates		73
Noncurrent liabilities discontinued operations			78
Total liabilities		1,708	2,484
Commitments and contingencies (Notes 11 and 12)
Equity
Parent's net investment and advances			588
Ordinary shares $0.001 par value, 200 shares authorized, 106 and nil issued and 106 and nil outstanding, respectively
Additional paid-in capital		1,318
Accumulated deficit		(1)
Accumulated other comprehensive loss		(312)	(423)
Total Venator Materials PLC shareholders' equity		1,005	165
Noncontrolling interest in subsidiaries		11	12
Total equity		1,016	177
Total liabilities and equity		$ 2,724	$ 2,661

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?